Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	$ (75)	$ 2,632	$ 48
Non-operational pension (cost) credit	115	166	(401)
Income (loss) from discontinued operations, net of tax	(43)	(80)	4,860
Income from continuing operations before income taxes	3,394	5,787	841
Tax	(757)	(1,057)	(496)
Net income	2,594	4,650	5,205
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	46	(9)	519
Net loss on complete or substantially complete liquidations of foreign subsidiaries | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	5	0	0
Changes attributable to divestments | Amounts reclassified out of "Accumulated other comprehensive loss" | Solar Inverters business
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	0	0	99
Changes attributable to divestments | Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	41	(9)	0
Changes attributable to divestments | Amounts reclassified out of "Accumulated other comprehensive loss" | Power Grids business [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from discontinued operations, net of tax	0	0	420
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing And Discontinued Operations before Income Taxes	45	50	938
Income from continuing operations before income taxes	45	50	938
Tax	(16)	4	(157)
Net income	29	56	746
Amounts reclassified from OCI to income from discontinued operations			94
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	(13)	(14)	(11)
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	55	65	113
Net losses from pension and curtailments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	11	7	650
Changes attributable to divestments | Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	(8)	(8)	0
Other income (expense), net	0	2	0
Changes attributable to divestments | Amounts reclassified out of "Accumulated other comprehensive loss" | Power Grids business [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from discontinued operations, net of tax	0	0	186
Income tax expense within discontinued operations	$ 0	$ 0	$ (35)